CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (1,815)	$ (135)	$ (1,170)
Income (loss) from discontinued operations	(37)	57	(284)
Net loss from continuing operations	(1,778)	(192)	(886)
Adjustments required to reconcile net loss from continuing operations to net cash used in operating activities:
Depreciation and amortization	32	79	82
Impairment of goodwill	1,723	254
Increase (decrease) in deferred tax, net	(334)	(18)	35
Stock-based compensation	21	47	90
Decrease in accrued severance pay, net	(124)	(3)	(36)
Decrease (increase) in trade receivables, net	92	105	(40)
Increase in other accounts receivable and prepaid expenses	(163)	(135)	(27)
Decrease in trade payables	(35)	(15)	(144)
Increase (decrease) in accrued expenses and other liabilities	(548)	(77)	111
Decrease in deferred revenues	(217)	(91)	(461)
Net cash used in operating activities from continuing operations	(1,331)	(46)	(1,276)
Net cash provided by (used in) operating activities from discontinued operations	(63)	(18)	57
Net cash used in operating activity	(1,394)	(64)	(1,219)
Cash flows from investing activities
Purchase of property and equipment	(5)	(60)	(14)
Net cash used in investing activities from continuing operations	(5)	(60)	(14)
Net cash used in investing activities from discontinued operations			(1)
Net cash provided by (used in) investing activities	(5)	(60)	(15)
Cash flows from financing activities
Proceeds from issuance of shares	710	790	1,541
Net cash provided by financing activities from continuing operations	710	790	1,541
Increase (decrease) in cash, cash equivalents and restricted cash	(689)	666	307
Cash, cash equivalents and restricted cash at the beginning of the year	3,196	2,530	2,223
Cash, cash equivalents and restricted cash at the end of the year	2,507	3,196	2,530
Supplemental disclosure of cash flows activities
Cash paid during the year for income taxes	$ 4	$ 1	$ 1